3. PREPAID EXPENSE (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
3. PREPAID EXPENSE

NOTE 3 –  PREPAID EXPENSE

On June 4, 2014, the Company issued a total of 850,000 shares of its common stock and 2,050,000 options in exchange for consulting services, valued at $286,818. The $286,818 is being charged to operations over the three-year term.

Consulting fees charged to operations during the year ended December 31, 2014 relating to this transaction amounted to $90,131. The unamortized balance at December 31, 2014 was $196,687. Amortization expense over the remaining terms of the respective consulting agreement is as follows:

December 31,
2014	$90,131
2015	130,797
2016	65,891
$286,818